Retirement, Postretirement And Other Benefit Plans (Schedule Of Defined Benefit Plans With Accumulated Benefit Obligation In Excess Of Plan Assets) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Retirement, Postretirement And Other Benefit Plans [Abstract]
Projected benefit obligation	$ 439.3	$ 463.6
Accumulated benefit obligation	439.3	463.1
Fair value of plan assets	$ 331.7	$ 359.9